Description of Business and Basis of Presentation - Corrected Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Assets
Prepaid expenses and other current assets	$ 1,608		$ 917	$ 305
Total current assets	69,445		77,659	16,964
Operating lease right-of-use assets	1,175		4,842	0
Other long term assets	3,814		1,139	459
Total assets	76,148		85,011	18,542
Liabilities, Redeemable Convertible Preferred Stock, and Stockholders’ Deficit
Current portion of operating lease liability	1,275		1,479	0
Total current liabilities	4,525		3,018	490
Operating lease liability, net of current portion	0		3,296	0
Total liabilities	4,525		6,314	490
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	76,148		85,011	18,542
Modification to reduce right-of-use assets and lease liability	3,254	$ 0
Deposits	0		315	$ 459
Remainder of fiscal year	2,272
Year one	0		1,791
Year two	0		1,988
Total future minimum lease payments	2,272		5,304
Less: Imputed interest	(40)		(529)
Total operating lease liabilities	2,232		$ 4,775
As Previously Reported
Assets
Prepaid expenses and other current assets	1,293
Total current assets	69,130
Operating lease right-of-use assets	4,429
Other long term assets	4,129
Total assets	79,402
Liabilities, Redeemable Convertible Preferred Stock, and Stockholders’ Deficit
Current portion of operating lease liability	1,670
Total current liabilities	4,920
Operating lease liability, net of current portion	2,859
Total liabilities	7,779
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	79,402
Modification to reduce right-of-use assets and lease liability	0
Deposits	315
Remainder of fiscal year	2,413
Year one	1,988
Year two	1,525
Total future minimum lease payments	5,926
Less: Imputed interest	(440)
Total operating lease liabilities	5,486
Adjustment
Assets
Prepaid expenses and other current assets	315
Total current assets	315
Operating lease right-of-use assets	(3,254)
Other long term assets	(315)
Total assets	(3,254)
Liabilities, Redeemable Convertible Preferred Stock, and Stockholders’ Deficit
Current portion of operating lease liability	(395)
Total current liabilities	(395)
Operating lease liability, net of current portion	(2,859)
Total liabilities	(3,254)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	(3,254)
Modification to reduce right-of-use assets and lease liability	3,254
Deposits	(315)
Remainder of fiscal year	(141)
Year one	(1,988)
Year two	(1,525)
Total future minimum lease payments	(3,654)
Less: Imputed interest	400
Total operating lease liabilities	$ (3,254)